Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
NiSource Inc. (the "Company" or "NiSource") is a holding company whose subsidiaries are fully regulated natural gas and electric utility companies serving approximately 3.8 million customers in six states. The following description of the NiSource Inc. Retirement Savings Plan (the "Plan") provides general information regarding the Plan. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution retirement plan available to each eligible employee who works for the Company or any other affiliate that adopts the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended. The Plan covers collectively bargained and non-bargained employees. Benefits under the Plan are not insured by the Pension Benefit Guaranty Corporation.
Plan Administration - The Company serves as the sponsor of the Plan. The NiSource Benefits Committee (the "Committee"), established and maintained by the Company, has administrative and investment responsibilities with respect to the Plan. The Chief Executive Officer of the Company, as provided by the Plan document, appoints members of the Committee. Fidelity Management Trust Company (the "Trustee") holds the Plan’s assets and executes investment transactions. The Plan offers, as investment options, various mutual funds, common collective trusts, a money market fund, and the NiSource Stock Fund. Participants may change their investment options in accordance with the Plan's provisions.
An Independent Fiduciary is appointed by the Committee to manage the NiSource Stock Fund. The Independent Fiduciary has the exclusive fiduciary authority and responsibility under the Plan with respect to the NiSource Stock Fund as an investment option under the Plan and may be removed by the Committee at any time within its sole discretion in accordance with the applicable governing documents. Upon resignation or removal of the Independent Fiduciary, the duties and responsibilities of the Independent Fiduciary will become duties and responsibilities of the Committee until a successor is appointed.
Contributions - Each year, participants may contribute up to 50% of compensation (as defined by the Plan) on a pre-tax, catch-up, and Roth basis, and up to 25% on an after-tax basis, up to 75% in total (including catch-up contributions), subject to Internal Revenue Code ("IRC") limitations. Participants may elect to make a Roth in-plan conversion with respect to their accounts in the Plan. Participants who are at least 50 years old or who will be 50 years old in the Plan year can make catch-up contributions to the Plan. Participants can direct the investment of their contributions into the various investment options offered by the Plan. NiSource does not match on pre-tax catch-up or Roth catch-up contributions. Some groups are not matched on after-tax contributions, as noted below.
The Company matching contribution formulas for the 2025 Plan year are as follows:
a.For the accounts of all participants who are not eligible to participate in any pension plan sponsored by NiSource or any of its subsidiaries (the "NiSource Pension Plans") (i.e., employees in the "Next Gen" benefit structure), the matching contribution is equal to 50 cents for each $1 contributed as an elective deferral contribution (pre-tax or Roth) and/or after-tax contribution (a combined total) up to the first 6% of compensation, as defined by the Plan.
b.For the accounts of all participants who participate in the Account Balance II (AB II) option of any of the NiSource Pension Plans that offer such benefits, the matching contribution is equal to $1 for each $1 contributed as an elective deferral contribution (pre-tax or Roth) and/or after-tax contribution (a combined total) up to the first 6% of compensation, as defined by the Plan.
c.For the accounts of all participants who participate in the Account Balance I (AB I) option of the NIPSCO Union Pension Plan, the matching contribution is 75 cents for each $1 contributed as an elective deferral contribution (pre-tax or Roth) and/or after-tax contribution (a combined total) up to the first 6% of compensation, as defined by the Plan.
d.For the accounts of all participants who participate in the Final Average Pay (FAP) option of the NIPSCO Union Pension Plan, the matching contribution is equal to 11.1% of a combined total of pre-tax and Roth contributions made by the participant to the Plan.
The matching contribution is invested in accordance with the participants' investment elections or, if none, in the "qualified default investment alternative," subject to collective bargaining.
Effective January 1, 2025, the Plan was amended to incorporate provisions of the SECURE Act 2.0, which allows eligible participants to make special catch-up contributions in accordance with Section 414(v)(2)(E)(i) of the IRC. Under this amendment, participants who are eligible to make catch-up contributions to the Plan and who have attained age 60 but have not attained age 64 before the close of the Employee’s taxable year may make additional elective deferral contributions beyond the regular annual limit, subject to the catch-up contribution limits established by the Internal Revenue Service ("IRS").
Other Contributions - The Plan allows the Company to make additional discretionary profit sharing contributions to the Plan. Such discretionary contributions are determined and credited in the year following the Plan year. Subsequent to year end, the Company authorized a discretionary contribution on February 12, 2026, which was paid on March 4, 2026, in the amount of $9,827,840.
Employees in the Next Gen benefit structure receive the Next Gen Employer Contribution under the Plan. The Company makes a Next Gen Employer Contribution in the amount of 4.5% of compensation, as defined by the Plan, to the account of each employee eligible for this contribution. Next Gen employees are generally exempt employees hired or rehired on or after January 1, 2010, and Columbia Energy Group union and non-exempt non-union employees hired or rehired on or after January 1, 2013. The Plan permits the investment of Next Gen Employer Contributions in accordance with the participants’ investment elections or, if none, in the "qualified default investment alternative," subject to collective bargaining.
Automatic Enrollment - All newly hired or rehired employees are automatically enrolled in the Plan at a 6% pre-tax contribution level in accordance with the participants' investment elections or, if none, in the "qualified default investment alternative" subject to collective bargaining. The new hire has the option to stop or change the contribution percentage at any time.
Rollovers from Other Qualified Employer Plans - The Plan allows for employees to transfer contributions from other qualified employer retirement plan assets to the Plan. These amounts are included in participant contributions in the accompanying statement of changes in net assets available for benefits.
Participant Accounts - Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with the participant’s contribution and allocations of the Company’s contributions and Plan earnings, and is charged with withdrawals and an allocation of Plan losses and certain administrative expenses. Allocations are based on participant account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account. Except as otherwise noted above, contributions to the Plan are invested as directed by the participant in such investment funds. Participants must evaluate their own investment goals and objectives and choose the investments best suited to achieve those goals and objectives.
Vesting - Participants are fully vested in their accounts at all times.
Notes Receivable from Participants - Participants may borrow from their accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at the prime rate on the last day of the month prior to loan initiation. Interest rates on outstanding loans ranged from 3.25% to 10.5% at both December 31, 2025 and 2024. Participants may generally have a maximum of two loans outstanding at any given time, although an additional loan was available during the period between May 6, 2020 and September 22, 2020, due to actions taken to address the coronavirus pandemic, resulting in certain participants having three loans. Principal and interest are paid ratably through payroll deductions over a period not to exceed five years, unless the loan is to purchase the participant’s primary residence, which allows repayment up to 15 years (30 years prior to January 1, 2002). Loan repayments may be suspended for up to one year during periods of authorized leave due to long-term disability. Loan repayments may also be suspended during periods of qualified military service. Participants who terminate employment with an outstanding Plan loan may make loan repayments through direct payments from their personal bank accounts. If the participant does not make arrangements with the Trustee after termination/retirement, the outstanding loan is subject to default and the participant could face tax consequences as a result. Refer to the "Recently Adopted Legislation and Regulations" disclosure under "Note 2. Summary of Significant Accounting Policies" for further information.
Participant Distributions - Distributions from the Plan are generally permitted when the participant terminates employment, retires, or becomes permanently disabled. The Plan offers the following options for withdrawals while still employed:
•Age 59½ withdrawals;
•Voluntary withdrawals from after-tax, rollover, profit sharing and matching contributions;
•Withdrawals during military service;
•Qualified birth or adoption withdrawal;
•Qualified disaster recovery withdrawal;
•Withdrawal in the case of domestic abuse and
•Hardship withdrawals, subject to Plan rules for such withdrawals.
Payment of Benefits - If the amount payable under the Plan to any participant or beneficiary is $1,000 or less, the Plan administrator will direct such amount to be paid in a lump sum. If the participant’s account balance exceeds $1,000 but does not exceed $7,000 and the participant does not elect to have such distribution paid to another qualified plan or does not elect to receive a distribution directly, the distribution will be paid as a direct rollover to an individual retirement account designated by the Plan administrator. All other distributions at the election of participants shall be in the form of a full or partial lump sum, or in annual, quarterly or monthly installments.